Condensed Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ (2,971)	$ (1,845)	$ 29,810
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	1,246	1,170	2,172
Change in fair value of the Put Option	150	150	150
Change in operating assets and liabilities:
Prepaid expenses and other current assets	5,117	(2,995)	(2,750)
Accrued expenses and other current liabilities	875	(8,677)	8,547
Net cash provided by operating activities	3,399	2,960	61,214
Net (decrease) increase in cash and cash equivalents	7,699	7,313	52,101
Cash and cash equivalents at the beginning of the year	257,950	250,637	198,536
Cash and cash equivalents at the end of the year	265,649	257,950	250,637
Parent Company
Operating activities:
Net income (loss)	(2,470)	(3,294)	27,127
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	1,246	1,170	2,172
Change in fair value of the Put Option	150	150	150
Gain on investment in subsidiaries and VIE	1,036	2,060	(29,459)
Change in operating assets and liabilities:
Amounts due from subsidiaries	38	(321)	103
Prepaid expenses and other current assets			39
Accrued expenses and other current liabilities		134	(103)
Net cash provided by operating activities		(101)	29
Net (decrease) increase in cash and cash equivalents		(101)	29
Cash and cash equivalents at the beginning of the year	1	102	73
Cash and cash equivalents at the end of the year	$ 1	$ 1	$ 102